UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-10339

          BlackRock Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Income Trust

                                                  40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:      October 31, 2005

Date of reporting period:      July 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2005

BlackRock Municipal Income Trust (BFK)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—162.6%
		Alabama—3.5%
Baa2	$ 7,000	Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	08/05 @ 102	$ 7,184,450
A2	15,000	Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12 @ 101	16,146,450

				23,330,900

		Arizona—1.2%
A3	7,000	Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care Proj., 5.80%, 12/01/31	12/11 @ 101	7,568,680

		California—28.2%
Aaa	6,750	East Bay Mun. Util. Dist. Wtr. Sys. Rev., Ser. A, 5.00%, 6/01/35, MBIA	06/15 @ 100	7,152,840
AA+	4,455	Educ. Fac. Auth. Rev., Univ. So. CA Proj., 5.00%, 10/01/33	10/15 @ 100	4,728,136
		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB-	54,635	Zero Coupon, 1/15/32	01/10 @ 27.37	11,407,788
BBB-	20,535	Zero Coupon, 1/15/34	01/10 @ 24.228	3,794,047
BBB-	75,000	Zero Coupon, 1/15/38	01/10 @ 19.014	10,833,750
		Golden St. Tobacco Sec. Corp.,
BBB	10,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	11,375,700
A-	30,600	Ser. B, 5.50%, 6/01/43	06/13 @ 100	33,922,548
A-	16,500	Ser. B, 5.625%, 6/01/38	06/13 @ 100	18,488,910
A-	16,905	Golden St. Tobacco Sec. Corp. Tobacco Settlement Rev., Ser. A, 5.00%, 6/01/45	06/15 @ 100	17,358,730
A3	16,905	Hlth. Fac. Fin. Auth. Rev., Cedars Sinai Med Center Proj., 5.00%, 11/15/34	11/15 @ 100	17,340,642
NR	3,500	Lincoln Spl. Tax, Cmnty. Facs. Dist., 6.00%, 9/01/34	09/13 @ 102	3,759,945
B-	14,805	Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C,
		7.50%, 12/1/24	12/12 @ 102	15,825,805
AAA	13,320	Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Facs. Laxfuel Corp., L.A. Intl.,
		5.50%, 1/01/32, AMBAC	01/12 @ 100	14,054,065
NR	5,000	Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A, 6.00%, 9/01/34	09/14 @ 100	5,147,700
A	5,000	Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,297,400
BBB+	6,000	Statewide Cmntys., Daughters of Charity Hlth., Ser. A, 5.00%, 7/01/39	07/15 @ 100	6,107,700

				186,595,706

		Colorado—0.6%
BBB	3,500	Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,660,545

		District of Columbia—6.3%
		Dist. of Columbia, Georgetown Univ., Ser. A, MBIA,
AAA	15,600	Zero Coupon, 4/01/36	04/11 @ 22.875	2,686,320
AAA	51,185	Zero Coupon, 4/01/37	04/11 @ 21.546	8,297,600
A	2,390	Friendship Pub. Charter Sch., Inc. Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	2,454,363
BBB	25,535	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	28,437,819

				41,876,102

		Florida—11.6%
NR	3,000	Amelia Nat. Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.30%, 5/01/35	05/14 @ 101	3,125,340
NR	4,000	Bellalago Edu. Fac. Benefits Dist., Ser. B, 5.80%, 5/01/34	05/14 @ 100	4,097,160
NR	4,000	Bridgewater Cmnty. Dev. Dist., Florida Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	4,106,720
NR	2,000	CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14 @ 101	2,122,300
NR	3,000	City Ctr. Cmnty. Dev. Dist. Spec. Assess. Rev., Ser. A, 6.125%, 5/01/36	05/15 @ 101	2,976,930
Baa2	4,600	Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,756,722
NR	2,000	Heritage Isle At Viera Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 6.00%, 5/01/35	05/12 @ 101	2,059,720
A+	9,670	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt Proj., Ser. A, 6.00%, 11/15/31	11/11 @ 101	10,550,744
BBB-	9,000	Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	08/05 @ 102	9,272,700
BB+	11,685	Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	13,130,785
NR	3,970	Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	4,113,833
NR	10,000	Vlg. Cmnty. Dev. Dist. No. 6 Spl. Assmt. Rev., 5.625%, 5/01/22	05/13 @ 100	10,242,200
		World Commerce Cmnty. Dev. Dist.,
NR	4,000	Ser. A-1, 6.50%, 5/01/36	05/14 @ 101	4,186,640
NR	1,750	Ser. A-2, 6.125%, 5/01/35	05/14 @ 101	1,829,800

				76,571,594

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Georgia—2.2%
AAA	$ 9,700		Atlanta Arpt. Passenger Fac., Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	$ 10,168,607
BBB	4,000		Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	4,239,760

					14,408,367

			Hawaii—0.5%
AAA	3,345		Honolulu City & County Wastewtr. Sys. Rev., Ser. A, 5.00%, 7/01/35, FGIC	07/15 @ 100	3,529,443

			Idaho—2.7%
AAA	16,970	[3]	Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,941,702

			Illinois—16.4%
			Bolingbrook, Ser. B, FGIC,
AAA	7,120		Zero Coupon, 1/01/33	No Opt. Call	1,834,041
AAA	14,085		Zero Coupon, 1/01/34	No Opt. Call	3,453,079
NR	4,630		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,719,683
			Dev. Fin. Auth.,
A2	25,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	25,699,250
A+	7,145		Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/24	11/09 @ 101	7,514,682
			Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
Baa2	10,000		6.25%, 5/01/30	05/12 @ 101	10,731,400
Baa2	7,000		6.25%, 5/01/34	05/07 @ 100	7,221,690
			Edl. Facs. Auth. Revs., Ser. A,
Aa1	760		Bal Union Chicago Proj., 5.25%, 7/01/41	07/11 @ 101	805,076
Aa1	315	[4]	Univ. Chicago Proj., 5.25%, 7/01/11	N/A	348,897
AA+	3,700		Fin. Auth., Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,992,041
			Fin. Auth. Student Hsg., MJH Ed. Asst. IV Proj.,
Baa2	2,100		Ser. A, 5.125%, 6/01/35	06/14 @ 100	2,100,588
Baa3	1,675		Ser. B, 5.375%, 6/01/35	06/14 @ 100	1,675,452
BB+	1,685		Finance Auth. Rev., Friendship Village Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	1,683,450
			Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj.,
A2	5,000		5.50%, 1/01/22	01/13 @ 100	5,292,550
A2	6,000		5.625%, 1/01/28	01/13 @ 100	6,347,520
AAA	40,000		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	9,680,800
			O’Hare Intl. Arpt.,
AAA	3,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	3,139,710
AAA	4,000		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	4,176,880
AAA	7,645		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	8,047,968

					108,464,757

			Indiana—7.1%
A+	9,000		Hlth. Fac. Fin. Auth., Methodist Hosp., Inc. Proj., 5.50%, 9/15/31	09/11 @ 100	9,315,540
BBB	7,500		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	7,830,750
			Petersburg, PCR, Pwr. & Lt. Conv.,
Baa2	10,000		5.90%, 12/01/24	08/11 @ 102	10,568,900
Baa2	16,000		5.95%, 12/01/29	08/11 @ 102	16,857,440
NR	2,545		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	2,521,968

					47,094,598

			Kentucky—1.4%
AAA	9,060		Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,360,973

			Louisiana—4.5%
			Local Gov’t. Env. Facs. & Cmnty. Dev. Auth.,
A	21,425		Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call	24,709,024
Baa1	4,605		Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	4,716,902

					29,425,926

			Maryland—0.7%
Baa1	4,205		Hlth. & Higher Edl. Facs. Auth., Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	4,374,840

			Massachusetts—5.1%
AAA	25,200		Massachusetts St. School Bldg. Auth. Ded. Sales Tax Rev., Ser. A, 5.00%, 8/15/30, FSA	08/15 @ 100	26,667,144
AAA	6,750		Tpke. Auth. Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/37, MBIA	01/07 @ 102	6,947,842

					33,614,986

			Michigan—2.9%
AA	17,210	[4]	Kent Hosp. Fin. Auth., Spectrum Hlth. Proj., Ser. A, 5.50%, 1/15/11	N/A	19,302,220

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Mississippi—3.0%
A2	$ 18,680		Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	$ 19,740,464

			Multi-State—7.0%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,072,370
A3	11,000	[5]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,669,460
A3	16,000	[5]	Ser. A-3, 6.80%, 10/31/52	10/14 @ 100	17,996,000
Baa1	6,500	[5]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	7,043,660
A3	8,000	[5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,605,360

					46,386,850

			New Hampshire—0.6%
A+	3,500		Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,724,525

			New Jersey—9.6%
			Econ. Dev. Auth.,
B	31,410		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	30,960,209
Baa3	8,000		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,351,040
BBB	18,500		Econ. Dev. Auth. Cigarette Tax Rev., 5.75%, 6/15/29	06/14 @ 100	19,732,655
NR	3,680		Middlesex Cnty. Imprvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	3,640,513

					63,684,417

			New York—3.6%
AAA	5,375		Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj., Ser. B,
			5.00%, 6/15/31	06/12 @ 100	5,619,132
AAA	7,115		Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,427,064
			Sales Tax Asset Receivable Corp., Ser. A, AMBAC,
AAA	7,000		5.00%, 10/15/29	10/14 @ 100	7,439,740
AAA	3,360		5.00%, 10/15/32	10/14 @ 100	3,565,800

					24,051,736

			Ohio—2.9%
Baa2	14,500		Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B, 6.00%, 8/01/20	08/07 @ 102	15,385,080
NR	3,760		Pinnacle Cmnty. Infrastructure, Fin. Auth., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,901,075

					19,286,155

			Oklahoma—1.2%
B-	7,175		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	7,667,277

			Pennsylvania—7.6%
A3	6,500		Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	7,023,575
BB-	19,750		Econ. Dev. Fin. Auth. Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	21,257,715
			Higher Edl. Facs. Auth.,
BBB	4,000		La Salle Univ. Proj., 5.50%, 5/01/34	05/13 @ 100	4,224,000
A	17,250	[4]	Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/06	N/A	17,632,777

					50,138,067

			South Carolina—4.8%
			Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj.,
BBB+	5,075		Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,544,742
BBB+	9,000		Ser. C, 6.875%, 8/01/27	08/13 @ 100	10,247,040
			Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000		5.50%, 11/01/32	11/13 @ 100	5,323,150
A	10,000		5.75%, 11/01/28	11/13 @ 100	10,895,400

					32,010,332

			Tennessee—1.5%
AAA	20,825		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon,
			1/01/20, FSA	01/13 @ 67.474	9,787,334

			Texas—13.4%
			Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Ser. B,
BB-	6,445		So. Texas Pptys. Corp., 8.00%, 3/01/32	09/12 @ 102	6,113,147
C	4,435	[6]	Amer. Oppty. Hsg. Portfolio, 8.00%, 3/01/32	09/12 @ 102	1,330,500
			Affordable Hsg. Corp. Multi-Fam. Hsg. Rev.,
Ba3	6,010		5.80%, 11/01/26	11/11 @ 102	4,781,856
Ba3	18,605		Arborstone/Baybrook Oaks Proj., Ser. A, 5.85%, 11/01/31	11/11 @ 102	14,541,482
BBB	945		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	1,049,838
AAA	3,805		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,931,783

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—(continued)
AAA	$ 2,875		Harlandale Indpt. Sch. Dist., Refdg., 5.00%, 8/15/35	08/15 @ 100	$ 3,018,434
			Harris Cnty. Houston Sports Auth., MBIA,
AAA	12,580		Ser. A, Zero Coupon, 11/15/38	11/30 @ 61.166	2,085,890
AAA	26,120		Ser. A-3, Zero Coupon, 11/15/37	11/24 @ 46.545	4,492,379
AAA	5,000		Ser. H, Zero Coupon, 11/15/35	11/31 @ 78.178	1,006,350
			Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	35,000		Zero Coupon, 8/15/32	08/12 @ 30.846	7,806,400
AAA	62,325		Zero Coupon, 8/15/33	08/12 @ 28.997	13,058,334
AAA	65,040		Zero Coupon, 8/15/34	08/12 @ 27.31	12,834,993
AAA	11,995		University Texas Permanent University Fund, Series B, Refunding Series B, 5.00%, 7/01/35	07/15 @ 100	12,666,360

					88,717,746

			Virginia—0.3%
AAA	8,105		Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	2,021,144

			Washington—3.5%
A-	2,190	[4]	Energy Northwest Wind Proj., Ser. B, 6.00%, 1/01/07	N/A	2,347,811
AAA	9,275		Port Seattle Rev., Ser. A, 5.00%, 3/01/35, MBIA	03/15 @ 100	9,720,571
AAA	10,170		Port Seattle Rev., Ser. A, 5.00%, 3/01/30, MBIA	03/15 @ 100	10,707,383

					22,775,765

			West Virginia—0.3%
AAA	2,070		Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	2,178,489

			Wisconsin—5.9%
			Hlth. & Edl. Facs. Auth.,
A-	7,500		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	8,320,275
AA-	13,750		Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30	10/11 @ 101	14,307,975
A	15,000		Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	16,031,250

					38,659,500

			Puerto Rico—2.5%
BBB-	52,775		Childrens Trust Fund Tobacco Settlement Rev., Ser. A, Zero Coupon, 5/15/50	05/15 @ 11.191	3,350,157
BBB+	12,465		Comnwlth Infra. Fin. Auth. Spl. Tax Rev., Ser. B, 5.00%, 7/01/41	07/15 @ 100	12,988,779

					16,338,936

			Total Long-Term Investments (cost $1,013,187,528)		1,074,290,076

			SHORT-TERM INVESTMENTS—3.0%
			Idaho—1.2%
A1+	8,000	[7]	Hlth. Fac. Auth. Rev., St. Lukes Reg. Med. Ctr. Proj., 2.24%, 8/01/05, FSA, FRDD	N/A	8,000,000

			Texas—0.9%
A1+	5,800	[7]	Texas Water Dev. Board Rev., 2.33%, 8/01/05, FRDD	N/A	5,800,000

			Puerto Rico—0.0%
A-1	100	[7]	Puerto Rico Gov’t. Dev. Bank, 2.23%, 08/03/05, MBIA, FRWD	N/A	100,000

BlackRock Municipal Income Trust (BFK) (continued)

Shares
(000)	Description	Value

	Money Market Funds—0.9%
5,750	AIM Tax Free Investment. Co. Cash Reserve Portfolio	$ 5,750,000

	Total Short-Term Investments (cost $19,650,000)	19,650,000

	Total Investments—165.6% (cost $1,032,837,5288)	1,093,940,076
	Liabilities in excess of other assets (including $70,611,313 of investment purchase payable)—(8.8)%	(58,086,605)
	Preferred stock at redemption value, including dividends payable—(56.8)%	(375,236,397)

	Net Assets Applicable to Common Shareholders—100%	$ 660,617,074

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Service or Fitch Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security, or a portion thereof, pledged as collateral with a value of $4,359,751 on 2,433 short U.S. Treasury Note futures contracts expiring September 2005. The value of such contracts on July 31, 2005 was $270,024,984, with an unrealized gain of $1,344,650.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2005, the Trust held 7.0% of it nets assets, with a current market value of $46,386,850, in securities restricted as to resale.
[6]	Illiquid security representing 0.2% of net assets.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[8]	Cost for Federal income tax purposes is $1,032,806,490. The net unrealized appreciation on a tax basis is $61,133,586, consisting of $70,399,410 gross unrealized appreciation and $9,265,824 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          BlackRock Municipal Income Trust

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: September 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: September 28, 2005

By: /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: September 28, 2005